Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of cloud computing arrangements - Computing Arrangements [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of cloud computing arrangements [Line Items]
Digital insurance platform	$ 2,631	$ 1,980
Health study tool	1,435	765
Cloud computing arrangements	$ 4,066	$ 2,745